Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended		76 Months Ended	85 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Operating Activities
Net loss	$ (138,448)	$ (88,510)	$ (110,175)	$ (92,369)	$ (2,254,851)	$ (2,444,674)
Discontinued Operations	0	0	0	0	(3,055,354)	(3,055,354)
Adjustments to reconcile net loss to cash
Shares issued for accrued fees - related party	0	0	0	0	202,400	202,400
Donated services and expenses	0	0	0	0	20,000	20,000
Loss on sale of subsidiary	0	0	0	0	1,018,001	1,018,001
Gain on settlement of debt	(15,640)	0				(15,640)
Foreign currency loss	601	4,087				601
Change in operating assets and liabilities
Increase in accounts payable	75,659	30,975	(839)	(3,297)	141,733	155,262
Increase in accrued expenses - related party	36,000	36,000	87,879	95,666	695,497	719,497
Net Cash Used in Operating Activities	(41,828)	(21,535)	(23,135)	0	(3,232,574)	(3,262,474)
Net Cash to Investing Activities	0	0	0	0	0	0
Financing Activities
Increase in notes payable	41,828	21,535	23,135	0	370,467	400,367
Proceeds from sale of common stock	0	0	0	0	2,862,107	2,862,107
Net Cash Provided by Financing Activities	41,828	21,535	23,135	0	3,232,574	3,262,474
Increase in Cash	0	0	0	0	0	0
Cash - Beginning of Period	0	0	0	0	0	0
Cash - End of Period	0	0	0	0	0	0
Supplemental Disclosures:
Interest paid	0	0	0	0	32,452	32,452
Income taxes paid	0	0	0	0	0	0
Non-cash Financing and Investing Activities:
Accrued expenses settled in common stock	0	0	13,000	0	202,400	202,400
Settlement of debt with shares	$ 124,000	$ 13,000	$ 0	$ 0	$ 1,051,634	$ 1,175,634